Expense Example, No Redemption - FidelitySustainableUSEquityFund-AMCIZPRO - FidelitySustainableUSEquityFund-AMCIZPRO - Fidelity Sustainable U.S. Equity Fund	Jul. 29, 2023 USD ($)
Fidelity Advisor Sustainable U.S. Equity Fund - Class A
Expense Example, No Redemption:
1 Year	$ 685
3 Years	1,056
5 Years	1,479
10 Years	2,654
Fidelity Advisor Sustainable U.S. Equity Fund - Class M
Expense Example, No Redemption:
1 Year	488
3 Years	912
5 Years	1,389
10 Years	2,704
Fidelity Advisor Sustainable U.S. Equity Fund - Class C
Expense Example, No Redemption:
1 Year	193
3 Years	738
5 Years	1,337
10 Years	2,781
Fidelity Advisor Sustainable U.S. Equity Fund - Class I
Expense Example, No Redemption:
1 Year	92
3 Years	409
5 Years	773
10 Years	1,800
Fidelity Advisor Sustainable U.S. Equity Fund - Class Z
Expense Example, No Redemption:
1 Year	77
3 Years	376
5 Years	726
10 Years	$ 1,714